Net Loss Per Share Attributible to Ordinary Sharholders (Details) - Schedule of Ordinary Shares that were excluded from the computation of diluted net loss per share - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Ordinary Shares That Were Excluded From the Computation of Diluted Net Loss Per Share [Abstract]
Convertible preferred shares		26,499,069	33,729,498
Outstanding share options	8,650,298	1,362,786	1,656,585
Total	8,650,298	27,861,855	35,386,083